NATURE OF OPERATIONS AND GOING CONCERN (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NATURE OF OPERATIONS AND GOING CONCERN
Accumulated deficit	$ 179,605,315	$ 89,615,656
Shareholders' equity	83,473,900	122,654,601	$ 72,901,845
Working Capital	67,187,957
Negative cash flow from operating activities	$ 74,380,497	$ 48,512,082